SEMIANNUAL
            REPORT
    MARCH 31, 1998


[LOGO OMITTED]
TIP FUNDS
TRUSTED INSTITUTIONAL PARTNERS


                           ============================
                               Penn Capital Select
                             Financial Services Fund
                           ============================

STATEMENT OF NET ASSETS                                                TIP FUNDS
March 31, 1998                                                       (Unaudited)


PENN CAPITAL SELECT                              Value
FINANCIAL SERVICES FUND               Shares     (000)
-------------------------------------------------------
COMMON STOCKS (100.0%)
BANKS (85.0%)
   Bank of New York                     440   $    28
   BankBoston                           150        17
   California Federal Bank -
     Contingent Litigation
     Recovery Participation
     Interests                        1,150        25
   California Federal Bank -
     Secondary Contingent
     Litigation Recovery
     Participation Interests            525        13
   Cape Cod Bank & Trust                430        19
   Carnegie Bancorp New Jersey          225         8
   Chase Manhattan Bank                 300        41
   Citicorp                             290        41
   CoreStates Financial                 125        11
   Crestar Financial                    460        27
   Equitable Federal Savings Bank*      300        10
   First Union                          700        40
   Fleet Financial Group                400        34
   IBS Financial                      2,000        39
   Long Island Bancorp                  340        22
   Medford Bancorp                      385        17
   National Penn Bancshares           1,080        38
   NSS Bancorp                          325        15
   PNC Bank                           1,595        96
   Provident Bankshares                 730        26
   Regions Financial                    550        23
   Seacoast Banking of Florida          550        20
   Southern Jersey Bancorp              275        16
   Sovereign Bancorp                    996        18
   Summit Bancorp                     1,650        83
   Trust Company of New Jersey          400        11
                                               ------
                                                  738
                                               ------
FINANCIAL SERVICES (15.0%)
   Advest Group                         450        11
   Green Tree Financial                 640        18
   Legg Mason                           325        19
   Scott & Stringfellow Financial     1,730        44
   Southern Pacific Funding           2,500        38
                                               ------
                                                  130
                                               ------


                                                 Value
                                     Shares      (000)
-------------------------------------------------------
TOTAL COMMON STOCKS
   (Cost $794)                                 $  868
                                               ------
MUTUAL FUNDS (7.8%)
   SEI Daily Income Trust Money
     Market Portfolio (A)             8,848         9
   SEI Daily Income Trust Prime
     Obligation Portfolio (A)        58,849        59
                                               ------
TOTAL MUTUAL FUNDS
   (Cost $68)                                      68
                                               ------
TOTAL INVESTMENTS (107.8%)
   (Cost $862)                                    936
                                               ------
OTHER ASSETS AND LIABILITIES, NET (-7.8%)         (68)
                                               ------
NET ASSETS:
   Portfolio Shares (unlimited
     authorization -- no par value)
     based on 65,902 outstanding
     shares of beneficial interest                763
   Undistributed net investment income              1
   Accumulated net realized gain
      on investments                               30
   Net unrealized appreciation
     on investments                                74
                                               ------
TOTAL NET ASSETS (100.0%)                      $  868
                                               ======
   Net Asset Value, Offering
     and Redemption Price
     Per Share                                 $13.17
                                               ======

*NON-INCOME PRODUCING SECURITY

    The accompanying notes are an integral part of the financial statements.

STATEMENT OF OPERATIONS (000)                                          TIP FUNDS
                                                                     (Unaudited)

                                                                  PENN CAPITAL SELECT
                                                                FINANCIAL SERVICES FUND
                                                                -----------------------
                                                                    FOR THE PERIOD
                                                                     FROM 10/19/97
                                                                    THROUGH 3/31/98
---------------------------------------------------------------------------------------
Investment Income:
   Dividends.................................................            $ 3
   Interest .................................................              1
---------------------------------------------------------------------------------------
     Total Investment Income.................................              4
---------------------------------------------------------------------------------------
Expenses:
   Investment Advisory Fees .................................              2
   Investment Advisory Fee Waiver ...........................             (2)
   Reimbursements by Advisor.................................            (56)
   Administrator Fees .......................................              1
   Custodian Fees ...........................................              3
   Transfer Agent Fees ......................................             12
   Professional Fees ........................................             12
   Trustee Fees .............................................              1
   Registration Fees ........................................             19
   Pricing Fees .............................................              1
   Printing Fees ............................................              5
   Amortization of Deferred Organizational Costs.............              3
   Insurance and Other Fees .................................              2
---------------------------------------------------------------------------------------
     Total Expenses .........................................              3
---------------------------------------------------------------------------------------
         Net Investment Income ..............................              1
---------------------------------------------------------------------------------------
   Net Realized Gain From Securities Sold ...................             36
   Net Unrealized Appreciation
     of Investment Securities ...............................             74
---------------------------------------------------------------------------------------
   Net Realized and Unrealized Gain
       on Investments .......................................            110
---------------------------------------------------------------------------------------
   Net Increase in Net Assets Resulting
      From Operations .......................................           $111
=======================================================================================

Amounts designated as "--" are either $0 or have been rounded to $0.

     The accompanying notes are an integral part of the inancial statements.

STATEMENT OF CHANGES IN NET ASSETS (000)                               TIP FUNDS
                                                                     (Unaudited)

                                                                          PENN CAPITAL SELECT
                                                                        FINANCIAL SERVICES FUND
                                                                        -----------------------
                                                                            FOR THE PERIOD
                                                                            FROM 10/19/97
                                                                            THROUGH 3/31/98
------------------------------------------------------------------------------------------------
Investment Activities:
   Net Investment Income ...............................................         $   1
   Net Realized Gain on Securities Sold.................................            36
   Net Unrealized Appreciation of
     Investment Securities .............................................            74
------------------------------------------------------------------------------------------------
     Net Increase in Net Assets Resulting
       from Operations .................................................           111
------------------------------------------------------------------------------------------------
Distributions to Shareholders:
   Net Investment Income ...............................................            --
   Realized Capital Gain ...............................................            (6)
------------------------------------------------------------------------------------------------
     Total Distributions ...............................................            (6)
------------------------------------------------------------------------------------------------
Capital Share Transactions:
   Proceeds from Shares Issued .........................................           767
   Proceeds from Shares Issued in Lieu of Cash Distributions............             6
   Cost of Shares Redeemed..............................................           (10)
------------------------------------------------------------------------------------------------
   Increase in Net Assets From
     Capital Share Transactions.........................................           763
------------------------------------------------------------------------------------------------
     Total Increase in Net Assets ......................................           868
------------------------------------------------------------------------------------------------
Net Assets:
     Beginning of Period................................................            --
------------------------------------------------------------------------------------------------
     End of Period......................................................          $868(1)
================================================================================================
Shares Issued and Redeemed:
   Issued ..............................................................            66
   Issued in Lieu of Cash Distributions.................................             1
   Redeemed.............................................................            (1)
------------------------------------------------------------------------------------------------
   Net Increase in Share Transactions...................................            66
------------------------------------------------------------------------------------------------

(1) Includes undistributed net investment income of $1 as of 3/31/98. Amounts designated as "--" are either $0 or have been rounded to $0.

    The accompanying notes are an integral part of the financial statements.

FINANCIAL HIGHLIGHTS                                                   TIP FUNDS
For a Share Outstanding Throughout the Period                        (Unaudited)



           Net               Realized and                                Net                 Net               Ratio of Net
          Asset               Unrealized  Distributions Distributions   Asset              Assets      Ratio    Investment
          Value      Net         Gains      from Net        from        Value                End    of Expenses   Income
        Beginning Investment      on       Investment     Capital        End     Total    of Period to Average  to Average
        of Period   Income   Investments     Income        Gains      of Period Return(1)   (000)   Net Assets  Net Assets
        --------- ---------- ------------ ------------- ------------- --------- --------- --------- ----------  ----------
--------------------------------------------
PENN CAPITAL SELECT FINANCIAL SERVICES FUND
--------------------------------------------
1998(3)  $10.00      0.02         3.36        (0.01)       (0.20)       $13.17   33.97%      $868     1.38%*       0.67%*

                         Ratio of Net
           Ratio of       Investment
           Expenses       Income to
          to Average       Average
          Net Assets      Net Assets
          (Excluding      (Excluding    Portfolio   Average
          Waivers and     Waivers and   Turnover  Commission
        Reimbursements) Reimbursements)   Rate      Rate(2)
        --------------- --------------- --------- ----------
--------------------------------------------
PENN CAPITAL SELECT FINANCIAL SERVICES FUND
--------------------------------------------
1998(3)    29.23%*        (27.18)%*      99.31%    $.0515

 *  Annualized
(1) Returns are for the period indicated and have not been annualized.
(2) Average commission rate paid per share for security purchases and sales during the period. Presentation of the rate is only required for fiscal years beginning after September 1, 1995.
(3) Commenced operations on October 19, 1997.

    The accompanying notes are an integral part of the financial statements.

NOTES TO FINANCIAL STATEMENTS                                          TIP FUNDS
March 31, 1998                                                       (Unaudited)


1.  ORGANIZATION:
TIP FUNDS (the "Trust") a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended, as a diversified open-end management investment company with 12 funds. The financial statements included herein is for the Penn Capital Select Financial Services Fund (the "Penn Cap Select Fund"), (the "Fund"). The financial statements of the remaining portfolios are presented separately. The assets of the fund are segregated, and a shareholder's interest is limited to the fund in which shares are held. The Fund's prospectus provides a description of the Fund's investment objectives, policies, and strategies.

2.  SIGNIFICANT ACCOUNTING POLICIES:
The following is a summary of the significant accounting policies followed by the Fund.

     SECURITY VALUATION -- Investments in equity securities which are traded on a national exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such equity securities on each business day; other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding 60 days to maturity for which market quotations are readily available are valued at the most recently quoted bid price. Debt obligations with 60 days or less remaining until maturity may be valued at their amortized cost, which approximates market value.

     FEDERAL INCOME TAXES -- It is the Fund's intention to qualify as a regulated investment company by complying with the appropriate provisions of the Internal Revenue Code of 1986, as amended. Accordingly, no provision for Federal income taxes is required.

     SECURITY TRANSACTIONS AND RELATED INCOME -- Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date, and interest income is recognized on the accrual basis. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities sold during the respective holding period.

     NET ASSET VALUE PER SHARE -- The net asset value per share of the Fund is calculated on each business day, by dividing the total value of the Fund's assets, less liabilities, by the number of shares outstanding.

     REPURCHASE AGREEMENTS -- Securities pledged as collateral for repurchase agreements are held by the custodian bank until the respective agreements mature. Provisions of the repurchase agreements ensure that the market value of the collateral, including accrued interest thereon, is sufficient in the event of default of the counterparty. If the counterparty defaults and the value of the collateral declines or if the counterparty enters an insolvency proceeding, realization of the collateral by the Fund may be delayed or limited.

NOTES TO FINANCIAL STATEMENTS (Continued)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)

     EXPENSES -- Expenses that are directly related to the Fund is charged to that Fund. Other operating expenses of the Trust are prorated to the Funds on the basis of relative daily net assets.

     DISTRIBUTIONS TO SHAREHOLDERS -- Distributions from net investment income are declared and paid to Shareholders on a quarterly basis. Any net realized capital gains on sales of securities are distributed to Shareholders at least annually.

     Dividends from net investment income and distributions from net realized capital gains are determined in accordance with U.S. Federal income tax regulations, which may differ from those amounts determined under generally accepted accounting principals. These book/tax differences are either temporary or permanent in nature. To the extent these differences are permanent, they are charged or credited to paid-in-capital or accumulated net realized gain, as appropriate, in the period that the differences arise.

     USE OF ESTIMATES -- The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of income and expenses during the reported period. Actual results could differ from those estimates.

3.  TRANSACTIONS WITH AFFILIATES:
Certain officers of the Trust are also officers of SEI Fund Resources (the "Administrator") and/or SEI Investments Distribution Co. (the "Distributor"). Such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4.  ADMINISTRATION, SHAREHOLDER SERVICING, AND DISTRIBUTION AGREEMENTS:
The Trust and the Administrator are parties to an agreement under which the Administrator provides management and administrative services for an annual fee of 0.12% of the average daily net assets of the Fund up to $75 million, 0.10% on the next $75 million, 0.09% on the next $150 million, 0.08% on the next $300 million, and 0.075% of such assets in excess on $600 million. There is a minimum annual fee of $75,000 per Fund payable to the Administrator for services rendered to the Fund under the Administration Agreement. During fiscal 1998, the Administrator has voluntarily waived a portion of its fee.

DST Systems, Inc., (the "Transfer Agent") serves as the transfer agent and dividend disbursing agent for the Fund under a transfer agency agreement with the Trust.

The Trust and the Distributor are parties to a Distribution Agreement dated April 30, 1996. The Distributor receives no fees for its distribution services under this agreement.

NOTES TO FINANCIAL STATEMENTS (Concluded)                              TIP FUNDS
March 31, 1998                                                       (Unaudited)


5.  INVESTMENT ADVISORY AND CUSTODIAN AGREEMENTS:
The Trust and Penn Capital Management Company, Inc. (the "Adviser") are parties to an Investment Advisory Agreement, under which the Adviser receives an annual fee equal to 1.00% of the average daily net assets of the Penn Cap Select Fund. The Adviser has voluntarily agreed to waive all or a portion of its fees and to reimburse expenses of the Penn Cap Select Fund in order to limit their total operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.40%. Fee waivers and expense reimbursements are voluntary and may be terminated at any time.

CoreStates Bank, N.A. acts as custodian (the "Custodian") for the Fund. Fees of the Custodian are being paid on the basis of the net assets of the Fund. The Custodian plays no role in determining the investment policies of the Funds or which securities are to be purchased or sold in the Fund.

6.  INVESTMENT TRANSACTIONS:
The cost of security purchases and the proceeds from security sales, other than short-term investments, for the period ended March 31, 1998, are as follows
(000):
                                  PENN CAPITAL SELECT
                                  FINANCIAL SERVICES
                                  -------------------
Purchases .......................        $1,230
Sales ...........................        $  472

At March 31, 1998, the total cost of securities and the net realized gains or losses on securities sold for Federal income tax purposes was not materially different from amounts reported for financial reporting purposes. The aggregate gross unrealized appreciation and depreciation for securities held by the Fund at March 31, 1998, are as follows (000):

                                   PENN CAPITAL SELECT
                                   FINANCIAL SERVICES
                                   -------------------
Aggregate gross unrealized
   appreciation ...................         $77
Aggregate gross unrealized
   depreciation ...................          (3)
                                            ---
Net unrealized appreciation .......         $74
                                            ===

TRUST
TIP Funds
P.O. Box 419805
Kansas City, MO 64141-6805


INVESTMENT ADVISOR
Penn Capital Management Company, Inc.


DISTRIBUTOR
SEI Investments Distribution Co.


ADMINISTRATOR
SEI Fund Resources


LEGAL COUNSEL
Morgan, Lewis & Bockius LLP


INDEPENDENT AUDITORS
Ernst & Young LLP




To open an account, receive account information, make inquiries, or request literature:
1-800-224-6312





THIS REPORT WAS PREPARED FOR SHAREHOLDERS IN THE TIP FUNDS. IT MAY BE DISTRIBUTED TO OTHERS ONLY IF PRECEDED OR ACCOMPANIED BY A TIP FUNDS PROSPECTUS, WHICH CONTAINS DETAILED INFORMATION.

PEN-F-003-01